Cover	Nov. 13, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2021
Entity File Number	001-40027
Entity Registrant Name	PROGRESS ACQUISITION CORP.
Entity Central Index Key	0001833213
Entity Tax Identification Number	85-3303412
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Milk Street
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	401-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	PGRWU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PGRW
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	PGRWW
Security Exchange Name	NASDAQ